Leases - Amounts recognized in the consolidated statement of profit and loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Right-of-use depreciation	€ 82	€ 83
Finance lease expenses	57	51	€ 45
Expenses related to short-term contracts	1	1
Expenses related to low-value contracts	15	16
Other operating lease expenses	30	30
Total operating lease expense and expense for short-term and low-value contracts	46	47
Lease payments	119	111
Buildings
Leases
Right-of-use depreciation	74	75
Machinery
Leases
Right-of-use depreciation	2	2
Computer equipment
Leases
Right-of-use depreciation	1	1
Vehicles
Leases
Right-of-use depreciation	€ 5	€ 5